Commitments	12 Months Ended
Sep. 30, 2017
Commitments
Commitments

NOTE 9—COMMITMENTS

We lease certain office, manufacturing and warehouse space, vehicles, and other office equipment under non-cancelable operating leases expiring in various years through 2030. These leases, some of which may be renewed for periods up to 10 years, generally require us to pay all maintenance, insurance and property taxes. Several leases are subject to periodic adjustment based on price indices or cost increases. Rental expense (net of sublease income of $0.2 million in 2017, $0.3 million in 2016 and $0.3 million in 2015) for all operating leases amounted to $10.5 million, $9.6 million and $8.6 million in 2017, 2016 and 2015, respectively. Future minimum payments, net of minimum sublease income, under non-cancelable operating leases with initial terms of one year or more consist of the following for the next five years and thereafter, as of September 30, 2017 (in thousands):

2018	$10,115
2019	8,759
2020	7,734
2021	7,177
2022	4,657
Thereafter	11,273
$49,715